Note 4 - Summary of Significant Accounting Policies - Impacts of Adopting IFRS 16 (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2017
Assets
Right-of-use assets, net	$ 320,454			$ 320,454		$ 289,825
Total Assets	1,474,058	1,302,004		1,474,058
Liability
Lease obligation	289,825			289,825		338,854	$ 436,455
Total Liabilities	1,065,625	743,410		1,065,625
Equity
Deficit	(25,266,103)	(25,040,050)		(25,266,103)
Total equity	408,434	558,594	$ 414,279	408,434	$ 414,279			$ 553,754
Total Equity and Liabilities	1,474,058	1,302,004		1,474,058
Depreciation				137,568
Selling, general and administrative expenses	219,617		303,739	650,534	928,363
Net Profit for the Period	(342,182)	119,279	(156,550)	(226,053)	(223,435)
Total Comprehensive Income	(320,519)		$ (160,765)	(231,276)	$ (227,014)
Lease obligation	289,825			289,825		$ 338,854	$ 436,455
Effect of discounting using the incremental borrowing rate	17,235			17,235
Lease contract for where right-to-use has commenced	(163,865)			(163,865)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Assets
Right-of-use assets, net	320,454			320,454
Total Assets	320,454			320,454
Liability
Lease obligation	289,825			289,825
Total Liabilities	289,825			289,825
Equity
Deficit	30,629			30,629
Total equity	30,629			30,629
Total Equity and Liabilities	320,454			320,454
Depreciation				128,858
Selling, general and administrative expenses				(157,046)
Net Profit for the Period				28,188
Total Comprehensive Income				28,188
Lease obligation	289,825			289,825
IAS 17 [Member]
Assets
Right-of-use assets, net
Total Assets	11,153,604			11,153,604
Liability
Lease obligation
Total Liabilities	775,800			775,800
Equity
Deficit	(25,296,732)			(25,296,732)
Total equity	377,805			377,805
Total Equity and Liabilities	1,153,604			1,153,604
Depreciation				8,710
Selling, general and administrative expenses				807,580
Net Profit for the Period				(254,241)
Total Comprehensive Income				(259,464)
Lease obligation